Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
REVENUE	$ 1,813,625	$ 2,102,672	$ 5,525,785	$ 7,036,826	$ 9,136,216	$ 2,542,627
COST OF SALES	1,457,420	1,678,816	4,512,899	5,854,872	7,570,006	2,095,491
GROSS PROFIT	356,205	423,856	1,012,886	1,181,953	1,566,209	447,136
RESEARCH AND DEVELOPMENT EXPENSES	23,000	82,509	99,000	94,509	133,941	90,900
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,076,134	1,248,118	2,754,050	2,725,948	3,691,760	1,377,116
OPERATING LOSS	(742,929)	(906,771)	(1,840,164)	(1,638,504)	(2,259,491)	(1,020,880)
OTHER INCOME (EXPENSE)
Interest expense	(12,261)	(47,768)	(128,503)	(149,494)	(212,571)	(143,668)
Other income	7,610	5,539	19,758	60,791	67,458	9,662
Total other expense	(4,651)	(42,229)	(108,745)	(88,703)	(145,113)	(134,006)
LOSS BEFORE INCOME TAXES	(747,580)	(949,000)	(1,948,909)	(1,727,207)	(2,404,604)	(1,154,886)
Income taxes - current benefit	(9,965)	(1,242)	(24,159)	(7,414)	(9,080)	(8,090)
Net loss	(737,615)	(947,758)	(1,924,750)	(1,719,794)	(2,395,525)	(1,146,796)
NONCONTROLLING INTEREST	(786)	1,739	2,750	9,476	14,231	2,124
NET LOSS ATTRIBUTABLE TO VISUALANT, INC. AND SUBSIDIARIES COMMON SHAREHOLDERS	$ (736,829)	$ (949,497)	$ (1,927,500)	$ (1,729,270)	$ (2,409,756)	$ (1,148,920)
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.06)	$ (0.04)
Weighted average shares of common stock outstanding- basic and diluted	67,597,374	44,987,846	59,398,032	40,959,996	42,682,795	30,728,036